Other investments (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023
Non Current Investments [Abstract]
Financial instruments and other financial assets at fair value through other comprehensive income	[1]	$ 1,060.0	$ 893.3
Financial assets at fair value through profit or loss	[1]	13.2	10.7
Other		7.7	4.7
Total		1,080.9	908.7
Current investments
Bank deposits and other financial assets at amortized cost		150.9	12.4
Financial assets at fair value through profit or loss	[1]	648.5	861.2
Financial instruments at fair value through other comprehensive income		1.0	0.5
Total current investments		$ 800.4	$ 874.1
Bank deposits at amortized costs
Current investments
Average interest rate (as a percent)		5.00%	1.30%
Debt securities at fair value through other comprehensive income
Current investments
Average interest rate (as a percent)		4.40%	4.20%
Weighted average of debt securities		1 year 8 months 12 days

[1]	See also Note 29 in respect of the Group’s exposure to credit, currency, interest rate and fair value risks related to investments.